Average Annual Total Returns			12 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended	189 Months Ended
		Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI U.S. Mid-Cap 450 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI U.S. Mid Cap 450 Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			11.27%	8.99%		11.59%	12.12%
MSCI U.S. Investable Market 2500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI U.S. Investable Market 2500 Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			17.22%	13.30%		14.37%	13.69%
MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent			22.34%	11.19%	16.37%
Jensen Quality MidCap Fund - I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.37%)	6.57%		9.36%	9.20%
Performance Inception Date		Mar. 31, 2010
Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.54%)	6.34%		9.12%	8.98%
Performance Inception Date		Mar. 31, 2010
Jensen Quality MidCap Fund - J Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(4.89%)	5.24%		8.10%	7.54%
Jensen Quality MidCap Fund - J Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.19%	4.93%		7.30%	7.05%
Jensen Quality MidCap Fund - Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		(2.30%)	6.61%		9.39%	9.22%
Performance Inception Date		Mar. 31, 2010
Jensen Global Quality Growth Fund - I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.19%	7.90%	12.00%
Performance Inception Date		Apr. 15, 2020
Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.94%	7.66%	11.75%
Performance Inception Date		Apr. 15, 2020
Jensen Global Quality Growth Fund - J Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.94%	7.60%	11.68%
Jensen Global Quality Growth Fund - J Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.88%	6.02%	9.44%
Jensen Global Quality Growth Fund - Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.20%	7.93%	12.03%
Performance Inception Date		Apr. 15, 2020

[1]
*Class Y shares commenced operations on January 15, 2020. Performance shown for Class Y shares prior to their inception (for the ten year and since inception columns) reflects the performance of the Class I shares, adjusted to reflect Class Y expenses.